Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related-Party Transactions
Schedule of key management personnel compensation

	2025
	Short term	Post-employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	45	—	—	48	93
Alison F. Lawton	48	—	—	48	96
James Shannon, M.D.	83	—	—	48	131
Bart Filius	49	—	—	48	97
Begoña Carreño, Ph.D.	43	—	—	44	87
Theresa Heggie	48	—	—	79	127
Martin Maier, Ph.D.	47	—	—	36	83
Total Non-Executive Directors	363	—	—	351	714

Executive Directors
Daniel de Boer *	906	27	—	1,280	2,213
René Beukema **	348	20	149	306	823
Gerard Platenburg *	533	41	—	309	883
Total Executive Directors	1,787	88	149	1,895	3,919

Senior Management ***	1,323	59	237	1,070	2,689
Total	3,473	147	386	3,316	7,322

	2024
	Short term	Post employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	56	—	—	51	107
Alison F. Lawton	48	—	—	51	99
James Shannon, M.D.	71	—	—	51	122
Bart Filius	49	—	—	51	100
Begoña Carreño, Ph.D.	42	—	—	35	77
Theresa Heggie	48	—	—	127	175
Martin Maier, Ph.D.*	26	—	—	—	26
Total Non-Executive Directors	340	—	—	366	706

Executive Directors
Daniel de Boer **	939	27	—	864	1,830
René Beukema **	659	27	—	294	980
Gerard Platenburg ***	321	24	—	143	488
Total Executive Directors	1,919	78	—	1,301	3,298

Senior Management	946	48	—	323	1,317
Total	3,205	126	—	1,990	5,321

	2023
	Short term	Post employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	74	—	—	76	150
Antoine Papiernik *	—	—	—	—	—
Alison F. Lawton	50	—	—	76	126
James Shannon, M.D.	56	—	—	76	132
Bart Filius	49	—	—	78	127
Begoña Carreño, Ph.D. **	50	—	—	34	84
Theresa Heggie ***	30	—	—	241	271
Total Non-Executive Directors	309	—	—	581	890

Executive Directors
Daniel de Boer ****	1,167	27	—	1,245	2,439
René Beukema ****	892	23	—	395	1,310
Total Executive Directors	2,059	50	—	1,640	3,749

Senior Management	1,145	52	—	562	1,759
Total	3,513	102	—	2,783	6,398